Other Financial Obligations (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Other Financial Obligations
Other Chilean obligations		$ 95,912	$ 104,665
Public sector obligations		22,102	32,498
Total	$ 170,147	$ 118,014	$ 137,163